PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
	December 31,
	2015	2014

Equipment and facilities	$4,360	$3,896
Internal-use software	531	519
Vehicles	1,031	910
Leasehold improvements	262	280
	6,184	5,605
Less: accumulated depreciation and amortization	4,691	4,348
Total property and equipment, net	$1,493	$1,257